SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 168,812	$ 134,646
Depreciation and amortization	931	505
Net profit (loss)	(1,531)	1,202
Total assets	71,124	67,572	$ 70,763
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	24	22
Net profit (loss)	(3,097)	(4,474)
Total assets	4,035	3,381
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	161,839	132,923
Depreciation and amortization	888	466
Net profit (loss)	(638)	6,926
Total assets	63,522	63,101
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	6,973	1,723
Depreciation and amortization	19	17
Net profit (loss)	2,204	(1,250)
Total assets	$ 3,567	$ 1,090